LEASES - Narrative (Details) - Meredith Corporation $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Downward purchase accounting adjustment	$ 4.3
Upward purchase accounting adjustment	$ 7.1